Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Compensation and related expenses includes of stock based compensation			$ 374,560	$ 24,750	$ 2,871,721
Professional and consulting expenses includes of stock based compensation			2,243,589	600,000	1,862,709
Professional and consulting expenses related party includes of stock based compensation			27,500		1,356,507
Product development expense includes and of stock based compensation			$ 370,677	$ 0	$ 3,036,286	$ 360,000
Basic and diluted (in Dollars per share)	$ (0.12)	$ (0.06)	$ (0.28)	$ (0.12)
Basic and diluted (in Shares)	41,891,630	22,619,862	38,951,375	20,577,274